Borrowings by contractual maturities (Detail) (Long-term Debt [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt [Member]
Debt Disclosure [Line Items]
2013	$ 98,831
2014	189,440
2015	41,107
2016	311,500
2017	103,139
Later years	534,234
Debt With No Stated Maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Borrowed Funds	$ 1,777,721